CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Ordinary share, par value	$ 0.01	$ 0.01
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	1,405,000	1,405,000
Ordinary share, shares outstanding	1,405,000	1,405,000